COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Base rent	$ 776	$ 1,076	$ 1,620	$ 2,124
Straight-line rent	(10)	(6)	(16)	(12)
Lease termination	4	2	38	11
Other lease income	138	170	281	355
Other revenue from tenants	235	303	484	606
Total commercial property revenue	$ 1,143	$ 1,545	$ 2,407	$ 3,084